Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
Property and Equipment

4. Property and Equipment

        Property and equipment at December 31, 2012 and 2011, were as follows:

	Useful Life	December 31, 2012	December 31, 2011
	(Years)
Computer and other equipment	5	$80	$80
Furniture and fixtures	7	117	117

		197	197
Accumulated depreciation and amortization		(155)	(124)

Property, plant and equipment, net		$42	$73

        For the years ended December 31, 2012 and 2011, depreciation expense was $31 thousand and $32 thousand, respectively.